Segment reporting (Tables)	3 Months Ended
Jun. 30, 2019
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the six months ended 30 June 2019[1]
Net interest income	1,975	994	(13)	(403)	(403)	2,149
Non-interest income	6,090	920	934	4,264	425	12,633
Income	8,064	1,914	921	3,860	23	14,783
Credit loss (expense) / recovery	(4)	1	0	(24)	(6)	(33)
Total operating income	8,061	1,915	921	3,836	17	14,750
Personnel expenses	3,805	444	364	1,499	2,083	8,196
General and administrative expenses	520	105	92	284	1,361	2,362
Services (to) / from CC and other BDs	1,967	582	237	1,412	(4,198)	0
of which: services from Corporate Center	1,886	640	259	1,438	(4,223)	0
Depreciation and impairment of property, equipment and software	3	7	0	4	840	854
Amortization and impairment of intangible assets	28	0	0	4	2	33
Total operating expenses	6,323	1,139	693	3,202	88	11,445
Operating profit / (loss) before tax	1,737	777	228	634	(71)	3,305
Tax expense / (benefit)						773
Net profit / (loss)						2,532

As of 30 June 2019
Total assets	320,912	201,735	31,172	316,922	97,986	968,728
##SL	##SL	##SL	##SL	##SL	##SL	##SL
USD million	Global Wealth Management	Personal & Corporate Banking	AssetManagement	Investment Bank	Corporate Center	UBS

For the six months ended 30 June 2018[1]
Net interest income[2]	2,062	1,017	(15)	(120)	(305)	2,639
Non-interest income[2]	6,507	929	942	4,718	131	13,228
Income	8,570	1,946	927	4,598	(174)	15,867
Credit loss (expense) / recovery	3	(36)	0	(21)	0	(55)
Total operating income	8,572	1,911	927	4,577	(174)	15,812
Personnel expenses	3,898	411	368	1,731	1,949	8,357
General and administrative expenses	610	119	100	297	1,916	3,042
Services (to) / from CC and other BDs	1,973	620	255	1,428	(4,276)	0
of which: services from Corporate Center	1,910	676	278	1,448	(4,312)	0
Depreciation and impairment of property, equipment and software	2	7	1	4	561	575
Amortization and impairment of intangible assets	26	0	1	5	1	33
Total operating expenses	6,509	1,156	725	3,465	151	12,007
Operating profit / (loss) before tax	2,064	754	202	1,111	(325)	3,806
Tax expense / (benefit)						855
Net profit / (loss)						2,951

As of 31 December 2018
Total assets	313,737	200,703	28,140	302,253	113,656	958,489
1 Prior year comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions effective 1 January 2019. 2 Effective from the first quarter of 2019, UBS refined the presentation of dividend income and expense, reclassifying dividends from financial instruments measured at fair value through profit or loss from Net interest income to Non-interest income. Prior-period information was restated accordingly, with virtually all of the effect on the Group arising from the Investment Bank. Refer to Note 1 for more information.